Share-based Awards Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2010
Number of Shares, Outstanding	13,238,100	9,767,333	10,022,200	9,949,900
Number of Shares, Granted	0	0	200,000	5,160,000
Number of Shares, Forfeited	(1,828,500)	(680,000)	(66,667)	(735,000)
Number of Shares, Expired	(1,387,400)	(2,168,333)	(388,200)	(1,136,800)
Number of Shares, Outstanding	10,022,200	6,919,000	9,767,333	13,238,100
Number of Shares, Vested and expected to vest	10,022,200	6,919,000	9,767,333	13,238,100
Number of Shares, Exercisable	5,934,200	6,852,333	7,839,867	6,373,567
Weighted- average Exercise Price, outstanding	$ 1.90	$ 1.63	$ 1.73	$ 2.53
Weighted- average Exercise Price, Granted	$ 0	$ 0	$ 0.67	$ 1.00
Weighted- average Exercise Price, Forfeited	$ 1.61	$ 1.00	$ 1.00	$ 2.69
Weighted- average Exercise Price, Expired	$ 3.56	$ 1.69	$ 3.69	$ 2.77
Weighted- average Exercise Price, outstanding	$ 1.73	$ 1.67	$ 1.63	$ 1.90
Weighted- average Exercise Price, Vested and expected to vest	$ 1.73	$ 1.67	$ 1.63	$ 1.90
Weighted- average Exercise Price, Exercisable	$ 2.03	$ 1.68	$ 1.73	$ 2.46
Weighted- average grant-date fair value, outstanding	$ 2.38	$ 0.68	$ 2.03	$ 3.30
Weighted- average grant-date fair value, Granted	$ 0	$ 0	$ 0.33	$ 0.24
Weighted- average grant-date fair value, Forfeited	$ 0.54	$ 0.23	$ 0.23	$ 1.02
Weighted- average grant-date fair value, Expired	$ 1.44	$ 0.84	$ 1.08	$ 1.56
Weighted- average grant-date fair value, outstanding	$ 2.03	$ 0.68	$ 0.68	$ 2.38
Weighted- average grant-date fair value, Vested and expected to vest	$ 2.03	$ 0.68	$ 0.68	$ 2.38
Weighted- average grant-date fair value, Exercisable	$ 0.87	$ 0.68	$ 0.75	$ 1.08
Weighted- Average Remaining Contractual Term, outstanding Opening Balance	8 years 2 months 5 days	6 years 11 months 23 days	7 years 4 months 17 days	0 years
Weighted- Average Remaining Contractual Term, Granted	0 years	0 years	9 years 1 month 17 days	0 years
Weighted- Average Remaining Contractual Term, Forfeited	1 year 7 months 10 days	6 years 10 months 20 days	7 years 10 months 20 days	0 years
Weighted- Average Remaining Contractual Term, Expired	3 years 6 months 22 days	5 years 9 months 25 days	5 years 5 months 5 days	0 years
Weighted- Average Remaining Contractual Term, outstanding Ending Balance	7 years 4 months 17 days	5 years 11 months 5 days	6 years 11 months 23 days	8 years 2 months 5 days
Weighted- Average Remaining Contractual Term, Vested and expected to vest	7 years 4 months 17 days	5 years 11 months 5 days	6 years 11 months 23 days	8 years 2 months 5 days
Weighted- Average Remaining Contractual Term, Exercisable	7 years 7 days	5 years 10 months 28 days	6 years 9 months 25 days	7 years 5 months 8 days
Aggregate Intrinsic Value, outstanding	$ 94	$ 0	$ 0	$ 0
Aggregate Intrinsic Value, outstanding	0	0	0	94
Aggregate Intrinsic Value, Vested and expected to vest	0	0	0	94
Aggregate Intrinsic Value, Exercisable	$ 0	$ 0	$ 0	$ 31